COLUMBIA MANAGEMENT


November 2, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  RE:   Columbia Funds Series Trust I (the "Trust")
                   Columbia High Yield Municipal Fund
                   Columbia Small Cap Value Fund I (the "Funds")
                   Registration Nos.:  2-99356 & 811-04367

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated November 1, 2006 for the Funds do not differ from that contained in Post-Effective Amendment No. 51 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2006.

The Funds' Prospectuses and Statement of Additional Information dated
November 1, 2006 are now being used in connection with the public offering and sale of shares of the Funds.

Very truly yours,


COLUMBIA FUNDS SERIES TRUST I


     /s/ MaryLou Koch
 By: MaryLou Koch
     Legal Product Manager


                                                                  MA5-515-11-05
                                         One Financial Center, Boston, MA 02111


Columbia Management is the primary asset management group and a nonbank subsidiary of Bank of America Corporation


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